PARENT CORPORATION STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Other assets	$ 1,374	$ 999
Total assets	336,529	317,998
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities	302,303	286,410
Shareholders' equity	34,226	31,588	29,388	26,999
Total liabilities and shareholders' equity	336,529	317,998
Parent Company [Member]
ASSETS
Cash on deposit with subsidiary	407	249
Investment in common stock of subsidiaries	33,415	30,956
Other assets	500	404
Total assets	34,322	31,609
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities	96	21
Shareholders' equity	34,226	31,588
Total liabilities and shareholders' equity	$ 34,322	$ 31,609